Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Wells Fargo net income	$ 22,894	$ 23,057	$ 21,878
Investment securities:
Net unrealized gains (losses) arising during the period	(3,318)	5,426	(7,661)
Reclassification of net gains to net income	(1,530)	(1,532)	(285)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period	1,549	952	(32)
Reclassification of net gains on cash flow hedges to net income	(1,089)	(545)	(296)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period	(512)	(1,116)	1,533
Amortization of net actuarial loss, settlements and other to net income	114	74	276
Foreign currency translation adjustments:
Net unrealized losses arising during the period	(137)	(60)	(44)
Reclassification of net (gains) losses to net income	(5)	6	(12)
Other comprehensive income (loss), before tax	(4,928)	3,205	(6,521)
Income tax (expense) benefit related to other comprehensive income	1,774	(1,300)	2,524
Other comprehensive income (loss), net of tax	(3,154)	1,905	(3,997)
Less: Other comprehensive income (loss) from noncontrolling interests	67	(227)	267
Wells Fargo other comprehensive income (loss), net of tax	(3,221)	2,132	(4,264)
Wells Fargo comprehensive income	19,673	25,189	17,614
Comprehensive income from noncontrolling interests	449	324	613
Total comprehensive income	$ 20,122	$ 25,513	$ 18,227